SSGA Funds

SUPPLEMENT DATED JANUARY 21, 2016

TO

PROSPECTUS

DATED DECEMBER 18, 2015

SSGA U.S. Government Money Market Fund: Class N (SSGXX)

SSGA U.S. Treasury Money Market Fund: Class N (SVTXX)

SSGA Prime Money Market Fund: Class N (SVPXX)

Effectively immediately, the following replaces the entire “Investment Objective” section on page 20 of the Prospectus under the heading “Fund Objectives, Strategies and Risks – SSGA U.S. Government Money Market Fund”:

Investment Objective

SSGA U.S. Government Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.

There is no guarantee that the Fund will achieve its objective.

Effective immediately, the following replaces the entire “Investment Objective” section on page 20 of the Prospectus under the heading “Fund Objectives, Strategies and Risks – SSGA U.S. Treasury Money Market Fund”:

Investment Objective

SSGA U.S. Treasury Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements backed by such securities.

There is no guarantee that the Fund will achieve its objective.

Effective immediately, the following replaces the entire “Investment Objective” section on page 21 of the Prospectus under the heading “Fund Objectives, Strategies and Risks – SSGA Prime Money Market Fund”:

Investment Objective

SSGA Prime Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

There is no guarantee that the Fund will achieve its objective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSGAIMMSTATPROSUPP1